Saba Closed-End Funds ETF

SCHEDULE OF INVESTMENTS

August 31, 2020 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 111.1%
	EQUITY — 5.6%
22,807	Miller/Howard High Dividend Fund	$152,579
107,429	Royce Global Value Trust, Inc.	1,396,577
27,280	Source Capital, Inc.	1,011,815
6,361	Voya Global Advantage and Premium Opportunity Fund	53,496
53,477	Voya Global Equity Dividend and Premium Opportunity Fund	271,128
637	Voya Natural Resources Equity Income Fund	1,644
		2,887,239
	FIXED INCOME — 102.8%
71,951	Apollo Senior Floating Rate Fund, Inc.	913,778
78,518	Apollo Tactical Income Fund, Inc.	990,112
4,173	Ares Dynamic Credit Allocation Fund, Inc.	52,496
62,295	BlackRock Floating Rate Income Strategies Fund, Inc.	730,097
32,713	BlackRock Floating Rate Income Trust	373,910
15,910	BlackRock New York Municipal Bond Trust	253,924
59,492	Blackstone / GSO Strategic Credit Fund	712,119
900	BNY Mellon High Yield Strategies Fund	2,466
141,381	BrandywineGLOBAL Global Income Opportunities Fund, Inc.	1,748,883
6	Credit Suisse Asset Management Income Fund, Inc.	17
7,577	Delaware Investments Minnesota Municipal Income Fund II, Inc.	101,077
47,490	Eaton Vance Floating-Rate Income Plus Fund	688,605
113,336	Eaton Vance Floating-Rate Income Trust	1,364,565
50,340	Eaton Vance Senior Floating-Rate Trust	598,039
130,032	Eaton Vance Senior Income Trust	756,786
22,808	First Eagle Senior Loan Fund	281,451
44,514	First Trust High Income Long/Short Fund	626,757
275,760	Invesco Dynamic Credit Opportunities Fund†	2,498,386
3,243	Invesco High Income Trust II	41,186
1,442,865	Invesco Senior Income Trust†	5,309,743
16,188	Ivy High Income Opportunities Fund	194,094
50,655	Morgan Stanley Emerging Markets Debt Fund, Inc.	440,699
30	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	174
452,315	Neuberger Berman High Yield Strategies Fund, Inc.†	5,088,544
130,464	Nuveen Floating Rate Income Fund	1,081,547
84,260	Nuveen Floating Rate Income Opportunity Fund	686,719
511	Nuveen Georgia Quality Municipal Income Fund	6,331
67,305	Nuveen Global High Income Fund	949,000
22	Nuveen New York AMT-Free Quality Municipal Income Fund	288
63,457	Nuveen Ohio Quality Municipal Income Fund	967,719
4,166	Nuveen Short Duration Credit Opportunities Fund	49,784
129,807	PGIM Global High Yield Fund, Inc.	1,745,904
28,993	PGIM High Yield Bond Fund, Inc.	407,642

Saba Closed-End Funds ETF

SCHEDULE OF INVESTMENTS - Continued

August 31, 2020 (Unaudited)

Number of Shares		Value
	FIXED INCOME - (Continued)
215,832	Pioneer Floating Rate Trust†	$2,108,679
391,523	Templeton Global Income Fund	2,086,818
41,591	Vertical Capital Income Fund	409,671
678,478	Voya Prime Rate Trust†	2,992,088
156	Wells Fargo Income Opportunities Fund	1,172
10,084	Western Asset Corporate Loan Fund, Inc.	92,672
59,852	Western Asset Emerging Markets Debt Fund, Inc.	776,879
649,210	Western Asset Global High Income Fund, Inc.†	6,381,734
440,578	Western Asset High Income Fund II, Inc.†	2,916,626
1,143,522	Western Asset High Income Opportunity Fund, Inc.†	5,763,351
26,022	Western Asset Inflation - Linked Securities & Income Fund	332,561
		53,525,093
	HYBRID — 2.7%
46,942	AllianzGI Dividend Interest & Premium Strategy Fund	588,652
89,845	Delaware Enhanced Global Dividend & Income Fund	820,285
		1,408,937
	TOTAL CLOSED-END FUNDS
	(Cost $56,968,974)	57,821,269

	TOTAL INVESTMENTS — 111.1%
	(Cost $56,968,974)	57,821,269

	Liabilities in Excess of Other Assets — (11.1)%	(5,770,209)
	TOTAL NET ASSETS — 100.0%	$52,051,060

†	All or a portion of this security is pledged as collateral for borrowings. As of August 31, 2020, the aggregate value of those securities was $32,940,746, representing 63.3% of net assets.

Saba Closed-End Funds ETF

SCHEDULE OF INVESTMENTS - Concluded

August 31, 2020 (Unaudited)

FUTURES CONTRACTS

					Unrealized
	Expiration	Number of	Notional		Appreciation
	Date	Contracts	Value	Value	(Depreciation)
Bond Futures (Short Position)
CBOT 5-Year U.S. Treasury Note	December 2020	(150)	$(18,894,846)	$(18,904,687)	$(9,841)

TOTAL FUTURES CONTRACTS			$(18,894,846)	$(18,904,687)	$(9,841)